Schedule of Investments (unaudited)
November 30, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.9%
Alabama — 2.4%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Project No 7, Series C-2 (SIFMA Municipal Swap Index Yield + 0.350%)	3.210%	12/1/26	$750,000	$731,265 (a)(b)
Series C	5.000%	7/1/27	1,250,000	1,297,383
Series C	5.000%	7/1/28	1,500,000	1,577,792
Series E	5.000%	6/1/28	2,000,000	2,091,360 (a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/27	2,285,000	2,362,784
Total Alabama				8,060,584
Arizona — 2.5%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,510,000	3,550,039 (a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	1,000,073 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	1,850,000	1,919,975
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,890,595 (a)(b)
Total Arizona				8,360,682
California — 5.7%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,400,000	2,451,158 (a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	3.880%	6/1/26	1,500,000	1,494,003 (a)(b)
California State MFA Revenue, Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,593,356 (a)(b)(d)
California State PCFA Solid Waste Disposal Revenue, Series B-2, Refunding	3.125%	11/3/25	975,000	969,524 (a)(b)(c)
Fairfield-Suisun, CA, USD, Counties of Napa and Solano, GO, CAB, BAN	0.000%	2/1/29	2,000,000	1,784,787
Gilroy, CA, USD, GO, AGC	0.000%	8/1/30	1,840,000	1,553,032
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,105,578
Rio Elementary School District, Ventura County, CA, GO, Anticipation Notes, BAM	0.000%	7/1/28	1,000,000	890,477
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/30	4,825,000	5,229,670 (c)
San Mateo County, CA, Community College District Revenue, GO, CAB, Series C, NATL	0.000%	9/1/29	2,505,000	2,188,813
Total California				19,260,398
Colorado — 4.7%
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.000%	11/15/29	3,010,000	3,228,860 (c)
Series B, Refunding	5.000%	11/15/27	3,500,000	3,659,994 (c)
Subordinated, Series A, Refunding	5.000%	12/1/31	6,500,000	6,850,621 (c)
E-470 Public Highway Authority Revenue, CO, Senior Bonds, Series B, Refunding (SOFR x 0.670 + 0.750%)	3.825%	9/1/26	2,000,000	2,001,001 (a)(b)
Total Colorado				15,740,476
Connecticut — 8.8%
Connecticut State HEFA Revenue, Yale University Issue, Series T-2	5.000%	7/1/29	3,000,000	3,321,959
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A, Refunding	0.600%	11/15/26	$850,000	$793,611
Connecticut State, GO:
Series A	5.000%	1/15/27	195,000	204,352
Series A	5.000%	4/15/29	4,275,000	4,496,979
Series D, BAM-TCRS	4.000%	8/15/30	7,250,000	7,366,026
Series E	5.000%	10/15/28	5,000,000	5,186,973
Connecticut State, Special Tax Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	9/1/29	4,875,000	5,041,149
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/26	1,250,000	1,290,052
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/27	1,750,000	1,852,747
Total Connecticut				29,553,848
Delaware — 0.3%

Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	981,773 (a)(b)
District of Columbia — 2.3%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	2,505,000	2,554,408
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/27	1,795,000	1,877,383 (c)
Series A, Refunding	5.000%	10/1/29	3,000,000	3,213,429 (c)
Total District of Columbia				7,645,220
Florida — 2.2%
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1, Refunding	5.000%	9/1/28	4,500,000	4,647,040
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.000%	10/1/27	2,475,000	2,586,547 (c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	230,198
Total Florida				7,463,785
Georgia — 1.9%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series D, Refunding	5.000%	7/1/26	5,000,000	5,125,100 (c)
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,136,603
Total Georgia				6,261,703
Illinois — 3.8%
Cook County, IL, School District No 87, Berkeley, GO, AGM	5.000%	12/1/25	500,000	509,816
Illinois State Finance Authority Revenue, The Carle Foundation, Series A, Refunding	5.000%	8/15/25	2,150,000	2,174,421
Illinois State, GO:
Series A	5.000%	3/1/28	1,875,000	1,984,020
Series B	5.000%	5/1/29	1,250,000	1,345,517
Series D	5.000%	11/1/27	3,110,000	3,275,932
Series of October 2016, Refunding	5.000%	2/1/28	1,965,000	2,039,154
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series B, Refunding	4.000%	12/15/27	1,255,000	1,287,524
Total Illinois				12,616,384
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — 4.1%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	$1,000,000	$977,620
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,508,142
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,307,519 (a)(b)
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,275,000	1,406,327
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,448,091 (c)
Indianapolis Airport Authority Project, Series I-2, Refunding	5.000%	1/1/26	1,000,000	1,016,575 (c)
Total Indiana				13,664,274
Iowa — 0.2%

Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	524,512
Kentucky — 5.9%
Kentucky State PEA, Gas Supply Revenue, Series C	4.000%	6/1/25	14,825,000	14,860,851 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,043,617 (a)(b)(c)
Trimble County, KY, PCR, Louisville Gas and Electric Company Project, Series A, Refunding	0.625%	9/1/26	3,250,000	3,066,783
Total Kentucky				19,971,251
Louisiana — 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	12/20/24	4,000,000	3,995,000 (a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.150%	9/1/27	4,000,000	4,045,210
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,900,000	3,835,991 (a)(b)
Total Louisiana				11,876,201
Maryland — 1.0%
Maryland State, GO, State and Local Facilities Loan:
Series A	4.000%	3/15/30	1,760,000	1,800,832
Series A	5.000%	3/15/31	1,410,000	1,509,596
Total Maryland				3,310,428
Michigan — 2.4%
Hazel School District, MI, GO, Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,490,981
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,251,554
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,536,266
Michigan State Strategic Fund Ltd. Obligation Revenue:
Consumers Energy Co. Project, Remarketing	0.875%	10/8/26	1,335,000	1,226,027 (a)(b)(c)
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	2,003,414 (a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	400,000	405,837 (c)
Total Michigan				7,914,079
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — 0.2%

Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	$590,000	$593,428
Missouri — 0.3%

Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	1,000,000	996,056 (a)(b)(c)
Nebraska — 1.0%
Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AGM	5.000%	12/15/30	2,000,000	2,117,096
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,177,406 (a)(b)(c)
Total Nebraska				3,294,502
New Jersey — 5.3%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	464,431
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,226,951
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,215,599 (a)(b)(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System, CAB, Series A, BAM-TCRS	0.000%	12/15/27	5,035,000	4,573,893
Transportation System, CAB, Series C, AGM	0.000%	12/15/29	2,550,000	2,167,380
Transportation System, CAB, Series C, AGM	0.000%	12/15/32	1,625,000	1,241,565
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,045,236
Total New Jersey				17,935,055
New York — 12.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	2,255,000	2,339,877
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	5,215,000	5,159,553 (a)(b)
Series B, Refunding	0.850%	9/1/25	4,900,000	4,783,465 (a)(b)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,395,333 (a)(b)
Series B, Refunding	5.000%	9/1/27	7,625,000	7,952,469 (a)(b)
MTA, NY, Transportation Revenue, Green Bonds, Series B-1, Refunding	5.000%	11/15/35	1,590,000	1,662,493
New York City, NY, HDC, MFH Revenue:
Green Bonds, Series F-2, FHA	0.600%	7/1/25	8,845,000	8,667,163 (a)(b)
Green Bonds, Series G, FHA, Refunding	0.600%	11/1/26	1,075,000	994,475
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	1,245,000	1,217,236 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207, Refunding	5.000%	9/15/32	390,000	405,573 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels, Green Bonds, Series A, Refunding	5.000%	11/15/27	2,500,000	2,676,790
Total New York				40,254,427
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,945,574 (a)(b)
North Carolina State Turnpike Authority, Triangle Expressway System Turnpike Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/33	3,440,000	3,679,275
Total North Carolina				5,624,849
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 3.2%
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding, LIQ - Royal Bank of Canada	5.000%	2/1/25	$6,100,000	$6,117,017 (a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,000,000	995,294 (c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,415,000	3,638,697
Total Ohio				10,751,008
Oregon — 1.5%
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, SBG	0.000%	6/15/27	1,320,000	1,217,183
Salem-Keizer School District No 24J, OR, GO:
Marion and Polk Counties, SBG	5.000%	6/15/31	2,050,000	2,193,772
Series B, SBG	0.000%	6/15/28	845,000	756,418
Series B, SBG	0.000%	6/15/30	1,050,000	877,945
Total Oregon				5,045,318
Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, Refunding	5.000%	1/1/28	4,950,000	5,157,069
Pennsylvania State Economic Development Financing Authority Revenue, Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/26	1,220,000	1,227,394
Total Pennsylvania				6,384,463
South Carolina — 0.6%

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.969%	3/1/31	2,000,000	2,079,490 (a)(b)
Tennessee — 3.2%
Metropolitan Government of Nashville & Davidson County, TN, HEFA Revenue, The Vanderbilt University, Refunding	5.000%	10/1/34	1,000,000	1,182,657
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,465,000	9,504,870 (a)(b)
Total Tennessee				10,687,527
Texas — 11.3%
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/31	1,000,000	1,118,219
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,520,387
Fort Bend, TX, ISD, GO:
Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,135,000	1,115,140 (a)(b)
Series B, Refunding, PSF - GTD	0.720%	8/1/26	820,000	775,043 (a)(b)
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/29	375,000	396,239 (c)
First Lien, Series A	5.000%	8/1/30	550,000	585,556 (c)
First Lien, Series A	5.000%	8/1/31	1,000,000	1,068,512 (c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	996,794 (a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,026,150
North Texas Tollway Authority Revenue:
CAB, First Tier, Series D, Refunding, AGC	0.000%	1/1/30	2,885,000	2,438,675
CAB, First Tier, Series D, Refunding, AGC	0.000%	1/1/31	2,840,000	2,314,103
San Antonio, TX, Electric and Gas Revenue, Junior Lien, Refunding	1.750%	12/1/25	4,100,000	4,011,581 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.190%	12/15/26	$2,965,000	$2,966,732 (b)
Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	4.117%	9/15/27	795,000	795,179 (b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,900,903
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/26	1,200,000	1,222,276
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,298,366
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Refunding	0.560%	4/1/26	1,500,000	1,427,960
Texas State Transportation Commission Revenue, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,387,356 (a)(b)
Texas State Water Financial Assistance Revenue, GO, Series B, Refunding	5.000%	8/1/31	2,500,000	2,624,069
Troy, TX, ISD, GO, CAB, Refunding, PSF - GTD	0.000%	8/1/29	925,000	789,087
University of Houston, TX, Board of Regents System, Consolidated Revenue, Series A, Refunding	5.000%	2/15/30	2,115,000	2,162,792
Total Texas				37,941,119
Utah — 1.0%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,664,458 (c)
Series A	5.000%	7/1/32	705,000	727,563 (c)
Total Utah				3,392,021
Virginia — 0.8%

Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co. Project, Series A	0.750%	9/2/25	2,650,000	2,564,284 (a)(b)
Washington — 2.2%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement, Green Bonds, Series S-2A (SIFMA Municipal Swap Index Yield + 0.200%)	3.380%	11/1/26	2,000,000	1,983,804 (a)(b)
King County, WA, Issaquah School District No 411, GO, SBG	5.000%	12/1/32	2,335,000	2,423,780
Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	7/1/29	2,000,000	2,133,314 (c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	3.430%	11/1/26	1,000,000	983,838 (a)(b)
Total Washington				7,524,736
Total Investments before Short-Term Investments (Cost — $328,280,024)				328,273,881

Short-Term Investments — 1.2%
Municipal Bonds — 1.2%
Illinois — 0.2%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	1.900%	8/1/44	700,000	700,000 (e)(f)
North Carolina — 0.8%

Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series H, SPA - JPMorgan Chase & Co.	2.050%	1/15/48	2,750,000	2,750,000 (e)(f)
Ohio — 0.1%

Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.100%	11/1/42	400,000	400,000 (e)(f)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — 0.1%
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	2.860%	10/1/30	$100,000	$100,000 (e)(f)

Total Short-Term Investments (Cost — $3,950,000)				3,950,000
Total Investments — 99.1% (Cost — $332,230,024)				332,223,881
Other Assets in Excess of Liabilities — 0.9%				3,068,290
Total Net Assets — 100.0%				$335,292,171

(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Short Duration Municipal Income Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
EDA	—	Economic Development Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SBG	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$328,273,881	—	$328,273,881
Short-Term Investments†	—	3,950,000	—	3,950,000
Total Investments	—	$332,223,881	—	$332,223,881

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Short Duration Municipal Income Fund 2024 Quarterly Report